Summary of Significant Accounting Policies (Details) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024 JPY (¥)	Sep. 30, 2023 JPY (¥)	Sep. 30, 2022 JPY (¥)
Summary of Significant Accounting Policies [Line Items]
Net (Loss)/Income	¥ (221,023)	¥ (15,796)	¥ 241
Accumulated deficit	¥ (237,512)	(16,489)	¥ 693
Operating segment	1
Allowance for credit loss	¥ 517	17
Deferred offering costs		¥ 171,893
Percentage of acquired right project	5.00%	4.00%
Estimated useful lives of intangible assets net	2 years
Computers [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives		4 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
One Project [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of acquired right project	65.00%	32.00%
Three Projects [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of acquired right project			1.00%